Revenue from contracts with customers and trade receivables (Details 1) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Details of Deferred revenue
Balance as of April 1		₨ 1,567	₨ 2,367
Revenue recognized during the year		(1,799)	(1,768)
Milestone payment received during the year		1,815	968
Balance as of March 31		1,583	1,567
Current	[1]	421	374
Non-current	[1]	₨ 1,162	₨ 1,193

[1]	Refer to Note 22 (“Revenue from contracts with customers and trade receivables”) of these consolidated financial statements for details of deferred revenue.